BASIS OF CONSOLIDATION AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Basis Of Consolidation And Investments
Schedule of consolidated entities information

	Equity interests (%)
Companies	12/31/2022	12/31/2021	Core business
Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	100.00	100.00	Financial transactions
CSN Inova Ventures	100.00	100.00	Equity interests and Financial transactions
CSN Islands XII Corp.	100.00	100.00	Financial transactions
CSN Steel S.L.U.	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	99.99	99.99	Port services
Minérios Nacional S.A.	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	99.90	99.99	Manufacture of containers and distribution of steel products
CSN Mineração S.A.	79.75	78.24	Mining
CSN Energia S.A.	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	92.71	92.71	Railroad logistics
Nordeste Logística S.A.	99.99	99.99	Port services
CSN Inova Ltd.	100.00	100.00	Advisory and implementation of new development projec
CBSI - Companhia Brasileira de Serviços de Infraestrutura	99.99	99.99	Equity interests and product sales and iron ore
CSN Cimentos S.A.	99.99	99.99	Manufacturing and sale of cement
Berkeley Participações e Empreendimentos S.A.	100.00	100.00	Electric power generation and equity interests
CSN Inova Soluções S.A.	99.99	99.99	Equity interests
CSN Participações I	99.99	99.99	Equity interests
Circula Mais Serviços de Intermediação Comercial S.A.	0.01	99.99	Commercial intermediation for the purchase and sale of assets and materials in general
CSN Participações III	99.99	99.99	Equity interests
CSN Participações IV	99.99	99.99	Equity interests
CSN Participações V	99.99	99.99	Equity interests

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.	100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.	99.99	99.99	Steel and Equity interests
CSN Resources S.A.	100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas	99.99	99.99	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas MMSA	99.99	99.99	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM	99.99	99.99	Production and sale of cans and related activities
CSN Steel Holdings 1, S.L.U. [1]		100.00	Financial transactions, product sales and Equity interests
CSN Productos Siderúrgicos S.L.	100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections Polska Sp.Z.o.o	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L.U.	79.75	78.24	Financial transactions, product sales and Equity interests
CSN Mining GmbH	79.75	78.24	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited (8)	79.75	78.24	Commercial representation
Lusosider Ibérica S.A.	100.00	100.00	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda.	79.75	78.24	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC	100.00	100.00	Import and distribution/resale of products
Elizabeth Cimentos S.A.	99.98	99.98	Manufacturing and sale of cement
Elizabeth Mineração Ltda [2]		99.96	Mining
Santa Ana Energética S.A.	100.00		Electric power generation
Topázio Energética S.A.	100.00		Electric power generation
Brasil Central Energia Ltda.	100.00		Electric power generation
Circula Mais Serviços de Intermediação Comercial S.A.	99.99		Commercial intermediation for the purchase and sale of assets and materials in general
CSN Cimentos Brasil S.A.	99.99		Manufacturing and sale of cement
Metalgráfica Iguaçu S.A	100.00		Metal packaging manufacturing
Companhia Energética Chapecó	79.75		Electric power generation
Companhia Estadual de Geração de Energia Elétrica - CEEE-G	98.96		Electric power generation
Ventos de Vera Cruz S.A.	98.95		Electric power generation
Ventos de Curupira S.A	98.95		Electric power generation
Ventos de Povo Novo S.A.	98.95		Electric power generation

Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava	17.92	17.92	Electric power consortium

Direct interest in joint ventures: equity method
MRS Logística S.A.	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A. (*)	31.82	31.82	Dormant company
Transnordestina Logística S.A.	47.26	47.26	Railroad logistics
Equimac S.A	50.00	50.00	Rental of commercial and industrial machinery and equipment

Indirect interest in joint ventures: equity method
MRS Logística S.A.	14.86	14.58	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	20.00	20.00	Metallurgy and Equity interests

Indirect interest in affiliates: equity method
Ventos da Lagoa Energia S.A.	10.00		Electric power generation
Jaguari Energética S.A.	10.50		Electric power generation
Chapecoense Geração S.A.	9.00		Electric power generation
Parques Eólicos Palmares S.A.	10.00		Electric power generation
Ventos do Litoral Energia S.A.	10.00		Electric power generation
Ventos dos índios Energia S.A.	10.00		Electric power generation
Companhia Energética Rio das Antas - Ceran	10.00		Electric power generation
Ventos do Sul S.A.	10.00		Electric power generation
Foz Chapecó Energia S.A.	10.00		Electric power generation

Exclusive funds: full consolidation
Diplic II - Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund	100.00	100.00	Investment fund
(*)	Dormant companies.
1	- CSN Steel Holdings 1, S.L.U. was incorporated by CSN Productos Siderúrgicos S.L. on August 02, 2022
2	- Elizabeth Mineração was incorporated by CSN Cimentos S/A on April 30, 2022.

Schedule of changes in investments, joint ventures, joint operations, associates and other investments

							Consolidated
Companies	Opening balance on 12/31/2021	Capital increase	Dividends	Equity Income	Comprehensive income	Others	Final balance on 12/31/2022
Investments under the equity method
Joint-venture, Joint-operation and Affiliate
MRS Logistica	1,806,542		(77,403)	325,800	(146)	105	2,054,898
Fair Value MRS	480,622						480,622
Fair Value MRS amortization	(70,481)			(11,744)			(82,225)
Transnordestina Logística S.A.	1,114,232	100,000		(29,307)		(411)	1,184,514
Fair Value -Transnordestina (*)	271,117					387,989	659,106
Arvedi Metalfer do Brasil (affiliate)	21,541			4,702		(461)	25,782
Equimac S.A	8,428	5,079		3,936	140	899	18,482
Indirect interest in affiliates - CEEE-G	-					216,307	216,307
Fair Value indirect participation CEEE-G (1)	-					359,024	359,024
Fair Value amortization indirect participation CEEE-G	-			(25,889)			(25,889)
	3,632,001	105,079	(77,403)	267,498	(6)	963,452	4,890,621

Equity interests evaluated by the cost method (2)	27,041	14,052					41,093
Investments at fair value through profit or loss (note 14)	190,320					(95,620)	94,700
Others	285					33,303	33,588
Other participations	217,646	14,052				(62,317)	169,381

Total shareholdings	3,849,647	119,131	(77,403)	267,498	(6)	901,135	5,060,002

Classification of investments in the balance sheet
Equity interests	3,849,647						5,060,002
Investment Property	162,181						159,080
Total investments in the asset	4,011,828						5,219,082

(*)	In 2022, the Company performed an impairment test of the joint venture Transnordestina Logistica S.A. and reversed the impairment of Fair Value of R$387,989. See details of the impairment test in note 10.e.

(1)	As of December 31, 2022, the balance of R$ 359,024 refers to the Fair Value generated in the acquisition of CEEE-G, according to note 3.c.;

(2)	In 2021 and 2022, through CSN Inova Ventures, strategic investments were made in startups, namely: Alinea Health Holdings Ltda. I. Systems Aut. Ind., 2D Materials, H2Pro Ltda, 1S1 Energy, Traive INC., OICO Holdings and Clarke Software;

Schedule of equity in results

		Consolidated
	12/31/2022	12/31/2021

Equity in results of affiliated companies
MRS Logística S.A.	325,800	260,622
Transnordestina	(29,307)	(45,870)
Arvedi Metalfer do Brasil	4,702	3,265
Equimac S.A	3,936	(608)
Fair Value Amortization	(37,633)	(11,747)
	267,498	205,662
Other adjustments
Cost of sales	(80,006)	(62,982)
To taxes	27,202	21,414
Others	23,223	18,410
Equity in results	237,917	182,504

Schedule of primary distribution of shares

Gain on participation in the capital increase	1,060,530
Loss due to dilution of participation with issue of new shares	(231,044)
Equity adjustment by dilution of share percentage	(7,393)
Net gain from the transaction	822,093

Schedule of Secondary Distribution of shares

Equity in the transaction	9,947,525
Number of share before initial public offering	5,430,057,060
Cost per share	R$ 1.83

Number of shares sold by CSN	377,804,907
Price per share	R$ 8.50

(+) Net cash generated in the transaction	3,211,342
(-) Transaction cost	(46,730)
(=) net cash reveivable (a)	3,164,612
(-) Cost of shares (b)	(692,115)
(=) Net gain from the transaction (a)+(b)	2,472,497

Schedule of share repurchase programs of subsidiary CSN Mineracao

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Treasury balance
1º	03/24/2021	58,415,015	from 3/25/2021 to 9/24/2021	R$6.1451	R$5.5825 and R$6.7176	52,940,500		52,940,500
2º	11/03/2021	53,000,000	from 11/04/2021 to 9/24/2022	R$6.1644	R$5.0392 and R$6.1208	52,466,800		105,907,300
	05/18/2022			Not applicable	Not applicable		105,907,300
3º	05/18/2022	106,000,000	from 05/19/2022 to 5/18/2023
						105,407,300	105,907,300

Schedule of breakdown of net assets

	12/31/2020	01/31/2021
Assets	Appraisal reports	Close balance
Trade receivables	37,171	54,684
Inventories	134,309	164,460
Other assets	29,186	30,228
Property, plant and equipment	3,151,349	3,129,161
Intangíible assets	8,086	8,086
Liabilities
Trade payables	(253,186)	(278,538)
Other payables current	(42,074)	(34,301)
Lease liabilities	(42,257)	(24,430)
Other provisions	(66,490)	(64,125)
Net assets	2,956,094	2,985,225

Schedule of joint ventures and joint operations financial information

				12/31/2022				12/31/2021
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
Equity interest (%)	37.27%	48.03%	50.00%	48.75%	37.27%	47.26%	50.00%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	867,937	1,164	8,983	46,946	1,836,612	1,259	2,077	42,500
Advances to suppliers	29,500	21,036	1,384	1,273	44,011	11,486	407	1,254
Other current assets	1,351,335	78,777	11,648	30,735	1,065,913	55,334	8,862	18,453
Total current assets	2,248,772	100,977	22,015	78,954	2,946,536	68,079	11,346	62,207
Non-current Assets
Other non-current assets	887,987	255,367	1,643	19,007	980,861	124,776		19,578
Investments, PP&E and intangible assets	11,541,779	11,029,525	41,709	325,911	9,614,144	10,145,422	28,964	358,265
Total non-current assets	12,429,766	11,284,892	43,352	344,918	10,595,005	10,270,198	28,964	377,843
Total Assets	14,678,538	11,385,869	65,367	423,872	13,541,541	10,338,277	40,310	440,050

Current Liabilities
Borrowings and financing	735,231	142,073	5,497		767,992	228,769	4,041
Lease liabilities	472,129		701		383,323
Other current liabilities	1,682,928	150,268	5,777	14,326	1,513,799	157,946	4,063	40,473
Total current liabilities	2,890,288	292,341	11,975	14,326	2,665,114	386,715	8,104	40,473
Non-current Liabilities
Borrowings and financing	3,604,793	7,142,895	14,446		3,551,278	6,665,700	15,351
Lease liabilities	1,928,931		630		1,718,366
Other non-current liabilities	740,892	1,484,884	1,353	18,914	759,538	928,254		16,098
Total non-current liabilities	6,274,616	8,627,779	16,429	18,914	6,029,182	7,593,954	15,351	16,098
Shareholders’ equity	5,513,634	2,465,749	36,963	390,632	4,847,245	2,357,608	16,855	383,479
Total liabilities and shareholders’ equity	14,678,538	11,385,869	65,367	423,872	13,541,541	10,338,277	40,310	440,050

	01/01/2022 to 12/31/2022				01/01/2021 to 12/31/2021
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation
	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
Equity interest (%)	37.27%	48.03%	50.00%	48.75%	37.27%	47.26%	50.00%	48.75%
Statements of Income
Net revenue	5,592,118	375	41,307	188,024	4,427,385	138	15,238	221,023
Cost of sales and services	(3,477,896)		(24,977)	(100,454)	(2,919,527)		(13,001)	(81,649)
Gross profit	2,114,222	375	16,330	87,570	1,507,858	138	2,237	139,374
Operating (expenses) income	(243,399)	(40,685)	(3,769)	(77,742)	(116,499)	(76,543)	(3,453)	(69,097)
Financial income (expenses), net	(641,862)	(21,551)	(3,211)	2,545	(345,513)	(20,651)		1,274
Income before income tax and social contribution	1,228,961	(61,861)	9,350	12,373	1,045,846	(97,056)	(1,216)	71,551
Current and deferred income tax and social contribution	(354,786)		(1,479)	(4,408)	(346,551)			(24,390)
Profit / (loss) for the year	874,175	(61,861)	7,871	7,965	699,295	(97,056)	(1,216)	47,161

Schedule of measurement of recoverable value

Cash flow projection	By 2057
Gross margin	Estimated based on market study to capture cargo and operating costs according to market trend studies
Cost estimate	Study-based costs and market trends
Perpetuity growth rate	Growth rate was not considered as a result of the projection model until the end of the concession
Discount rate	Range from 5.32% to 6.99% in real terms.

Schedule of investment properties

			Consolidated
	Land	Buildings	Total
Balance at December 31, 2020	97,610	86,548	184,158
Cost	97,610	86,548	184,158
Accumulated depreciation		(24,284)	(24,284)
Balance at December 31, 2020	97,610	62,264	159,874
Depreciation (note 26)		(3,055)	(3,055)
Transfer of property, plant and equipment	4,065	1	4,066
Acquisition of Elizabeth		1,296	1,296
Transfers to other asset groups	(133)	133
Balance at December 31, 2021	101,542	60,639	162,181
Cost	101,542	87,977	189,519
Accumulated depreciation		(27,338)	(27,338)
Balance at December 31, 2021	101,542	60,639	162,181
Depreciation (note 26)		(3,072)	(3,072)
Write-off	(29)		(29.00)
Balance at December 31, 2022	101,513	57,567	159,080
Cost	101,513	87,977	189,490
Accumulated depreciation		(30,410)	(30,410)
Balance at December 31, 2022	101,513	57,567	159,080

Schedule of average estimated useful life

		Consolidated
	12/31/2022	12/31/2021
Buildings	27	27